Loan Receivables - Schedule of Loan Receivables (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Loan Receivables [Abstract]
Loan receivables, beginning	$ 4,015,572	$ 5,180,380
Additions			7,680,380
Repayment	(1,905,564)	(2,458,316)	(2,500,000)
Foreign exchange differences	241,230	311,204
Loan receivables, ending	$ 1,868,778	$ 2,410,860	$ 5,180,380